Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
(8)	Stock-Based Compensation

The Company established the 2008 Stock Option Plan, or the 2008 Plan, which allows for the granting of common stock awards, stock appreciation rights, and incentive and nonqualified stock options to purchase shares of the Company’s common stock to designated employees, nonemployee directors, and consultants and advisors. As of September 30, 2014, no stock appreciation rights have been issued. Subsequent to adoption, the 2008 Plan was amended to increase the authorized number of shares available for grant to 444,000 shares of common stock. In October 2013, the Company established the 2013 Equity Incentive Plan, or the 2013 Plan, which allows for the grant of stock options, stock appreciation rights and stock awards for a total of 600,000 shares of common stock. Stock options are exercisable generally for a period of 10 years from the date of grant and generally vest over four years. As of September 30, 2014, 283,526 shares and 174 shares are available for future grants under the 2013 Plan and 2008 Plan, respectively.

The weighted average grant-date fair value of the options awarded to employees during the nine months ended September 30, 2014 was $5.83. The fair value of the options was estimated on the date of grant using a Black-Scholes option pricing model with the following assumptions:

2014
Expected life	6.0 years
Expected volatility	80.30%
Risk-free interest rate	2.69-2.73%
Expected dividend yield	—

Stock-based compensation expense for the nine months ended September 30, 2014 was $329,541. There was no stock-based compensation expense for the nine months ended September 30, 2013.

The following table summarizes stock option activity during the nine months ended September 30, 2014:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life
Balance, December 31, 2013	334,800	$6.00
Granted	425,500	$7.71
Exercised	—	—
Canceled	—	—

Balance, September 30, 2014	760,300	$6.96	7.3 years

Options exercisable, September 30, 2014	391,285	$6.25	5.2 years

As of September 30, 2014, there was $2,150,999 of unrecognized compensation expense related to unvested options that are expected to vest and will be expensed over a weighted average period of 3.5 years.

(9)	Stock-Based Compensation

The Company has established the 2008 Stock Option Plan (the Plan), which allows for the granting of common stock awards, stock appreciation rights, and incentive and nonqualified stock options to purchase shares of the Company’s common stock to designated employees, nonemployee directors, and consultants and advisors. As of December 31, 2013, no stock appreciation rights have been issued. Subsequent to adoption, the Plan has been amended to increase the authorized number of shares available for grant to 444,000 shares of common stock. In October 2013, the Company established the 2013 Equity Incentive Plan, which allows for the grant of stock options, stock appreciation rights and stock awards for a total of 600,000 shares of common stock. Effective upon the consummation of the IPO, options to purchase 181,026 shares of common stock will be granted with an exercise price equal to the purchase price in the Company’s IPO of which 71,826 shares will be issued under the 2013 Equity Incentive Plan and the balance under the Plan. Stock options are exercisable generally for a period of 10 years from the date of grant and generally vest over 4 years. As of December 31, 2013, 109,200 shares were available for future grants under the Plan and 600,000 shares were available under the 2013 Equity Incentive Plan.

Stock-based compensation expense (income) under the Plan was as follows:

Year ended December 31, 2012
Employee	$2,000
Nonemployee	(3,085)

$(1,085)

During 2012, the Company recognized income related to nonemployee awards due to a decrease in the estimated fair value as those awards are revalued during the vesting period.

There were no stock option awards granted during the years ended December 31, 2012 and 2013.

The following table summarizes stock option activity under the Plan through December 31, 2013:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life
Balance, December 31, 2011	334,800	$6.00
Granted	—	—
Exercised	—	—
Canceled	—	—

Balance, December 31, 2012	334,800	$6.00
Granted	—	—
Exercised	—	—
Canceled	—	—
Balance, December 31, 2013	334,800	$6.00	5 years

Options exercisable, December 31, 2013	334,800	$6.00	5 years

In March 2009, options to purchase 20,000 shares of common stock were granted to an employee. In December 2008, options to purchase 302,800 shares of common stock were granted to nonemployees.

As of December 31, 2013, all options are vested and there was no unrecognized compensation expense.